Stock Option Plan and Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Feb. 06, 2024	Jan. 03, 2024	Mar. 31, 2024	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 10, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted					705,000		1,377,172
Fair value of common stock as of grant date					$ 0.90		$ 0.90
Weighted average remaining term					9 years 10 months 9 days
Number of options, Forfeited							392,272
Successor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation			$ 2		$ 220	$ 1,080
Successor [Member] | Employee Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation						239
Unrecognized stock compensation expense			500		$ 500	$ 394	$ 394
Weighted average remaining term					3 years 9 months 10 days	1 year 2 months 26 days
Successor [Member] | Employee Stock Options [Member] | Employees And Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted	705,000,000					1,377,172,000
Option life					10 years	10 years
Weighted average fair value					$ 1.20	$ 0.90
Fair value of common stock as of grant date					$ 1.21	$ 1.53
Successor [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation					$ 381	$ 686
Unrecognized stock compensation expense			$ 1,454		$ 1,454	$ 1,796	$ 1,796
Weighted average remaining term					1 year 9 months 3 days	1 year 5 months 1 day
Weighted average fair value restricted stock unit			$ 1.29		$ 1.29	$ 7.80	$ 7.80
Number of options, Forfeited						40,000
Successor [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock as of grant date					1.25	$ 6.13
Successor [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock as of grant date					$ 1.38	$ 11.80
Successor [Member] | Restricted Stock Units (RSUs) [Member] | Employees And Nonemployees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units stock granted		47,000,000				526,165
Predecessor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				$ 158				$ 1,640
Predecessor [Member] | Employee Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation								$ 1,640
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for issuance									2,110,500